Share Based Remuneration - Summary of Range of Exercise Prices for Outstanding Share Options (Detail)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2014
RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares under option	6,966,000	7,942,000	8,740,000	9,327,000
Weighted average remaining period until expiry (years)	5.2	5.1	5.3
RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares under option	7,048,000	7,897,000	8,461,000	9,468,000
Weighted average remaining period until expiry (years)	6.5	6.4	6.3
401-600 [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares under option	1,043,000	1,672,000	2,950,000
Weighted average remaining period until expiry (years)	2.8	3.6	4.0
401-600 [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares under option	1,032,000	1,380,000	1,924,000
Weighted average remaining period until expiry (years)	3.2	4.2	5.4
401-600 [member] | Bottom of range [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	£ 4.01	£ 4.01	£ 4.01
401-600 [member] | Bottom of range [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	4.01	4.01	4.01
401-600 [member] | Top of range [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	6	6	6
401-600 [member] | Top of range [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	£ 6	£ 6	£ 6
601-800 [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares under option	733,000	1,922,000	2,856,000
Weighted average remaining period until expiry (years)	3.6	3.4	4.4
601-800 [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares under option	506,000	965,000	1,446,000
Weighted average remaining period until expiry (years)	1.8	2.2	2.8
601-800 [member] | Bottom of range [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	£ 6.01	£ 6.01	£ 6.01
601-800 [member] | Bottom of range [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	6.01	6.01	6.01
601-800 [member] | Top of range [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	8	8	8
601-800 [member] | Top of range [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	£ 8	£ 8	£ 8
801-1,000 [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares under option	1,272,000	1,732,000	1,903,000
Weighted average remaining period until expiry (years)	4.0	5.3	6.3
801-1,000 [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares under option	617,000	1,181,000	1,971,000
Weighted average remaining period until expiry (years)	5.4	5.6	5.9
801-1,000 [member] | Bottom of range [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	£ 8.01	£ 8.01	£ 8.01
801-1,000 [member] | Bottom of range [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	8.01	8.01	8.01
801-1,000 [member] | Top of range [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	10	10	10
801-1,000 [member] | Top of range [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	£ 10	£ 10	£ 10
1,001-1,200 [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares under option	1,465,000	1,657,000	1,031,000
Weighted average remaining period until expiry (years)	5.3	6.2	9.3
1,001-1,200 [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares under option	865,000	1,239,000	1,333,000
Weighted average remaining period until expiry (years)	6.2	7.2	8.2
1,001-1,200 [member] | Bottom of range [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	£ 10.01	£ 10.01	£ 10.01
1,001-1,200 [member] | Bottom of range [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	10.01	10.01	10.01
1,001-1,200 [member] | Top of range [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	12	12	12
1,001-1,200 [member] | Top of range [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	£ 12	£ 12	£ 12
1,201-1,400 [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares under option	1,530,000	949,000
Weighted average remaining period until expiry (years)	6.1	9.2
1,201-1,400 [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares under option	69,000	114,000	143,000
Weighted average remaining period until expiry (years)	6.3	7.5	8.4
1,201-1,400 [member] | Bottom of range [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	£ 12.01	£ 12.01	£ 12.01
1,201-1,400 [member] | Bottom of range [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	12.01	12.01	12.01
1,201-1,400 [member] | Top of range [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	14	14	14
1,201-1,400 [member] | Top of range [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	£ 14	£ 14	£ 14
1,401-1,600 [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares under option	896,000	10,000
Weighted average remaining period until expiry (years)	9.2	9.7
1,401-1,600 [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares under option	2,600,000	3,002,000	1,625,000
Weighted average remaining period until expiry (years)	7.7	8.7	9.2
1,401-1,600 [member] | Bottom of range [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	£ 14.01	£ 14.01	£ 14.01
1,401-1,600 [member] | Bottom of range [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	14.01	14.01	14.01
1,401-1,600 [member] | Top of range [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	16	16	16
1,401-1,600 [member] | Top of range [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	£ 16	£ 16	£ 16
16.01-18.00 [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares under option	27,000
Weighted average remaining period until expiry (years)	9.7
16.01-18.00 [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares under option	1,154,000	16,000	19,000
Weighted average remaining period until expiry (years)	9.1	8.3	9.0
16.01-18.00 [member] | Bottom of range [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	£ 16.01	£ 16.01	£ 16.01
16.01-18.00 [member] | Bottom of range [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	16.01	16.01	16.01
16.01-18.00 [member] | Top of range [member] | RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	18	18	18
16.01-18.00 [member] | Top of range [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	£ 18	18	18
18.01-20.00 [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares under option	205,000
Weighted average remaining period until expiry (years)	9.0
18.01-20.00 [member] | Bottom of range [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	£ 18.01	18.01	18.01
18.01-20.00 [member] | Top of range [member] | RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range price	£ 20	£ 20	£ 20